CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2022	Jun. 30, 2022	Jan. 26, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Cash and cash equivalents	[1]	$ 129,135	$ 28,919		$ 33,811	$ 34,324
Restricted cash and short-term deposits (current portion)	[1]	3,435	21,973		43,311	22,821
Restricted cash (non-current portion)	[1]	507	0		780	800
Cash, cash equivalents and restricted cash at end of period	[1]	$ 133,077	$ 50,892	$ 50,892	$ 77,902	$ 57,945	$ 58,935

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.